NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Loans from other related parties (Details) - Loans from other related parties € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
FINANCIAL LIABILITIES AND WARRANTS
Principal amount remained outstanding	€ 11
Term of non-termination	6 months
Interest rate margin	1.00%